INCOME TAXES - Summary of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 261.0	$ 238.7
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance at beginning of year	269.5	207.2	$ 214.2
Additions based on tax positions related to current year	27.4	37.1	21.5
Additions based on tax positions related to prior years	40.1	46.9	46.5
Reductions based on tax positions related to prior years	(30.9)	(13.2)	(69.6)
Settlements	(5.9)	(7.7)	(1.0)
Statute of limitations expirations	(19.4)	(16.2)	(4.4)
Balance at end of year	280.8	269.5	207.2
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	22.0	4.1	7.6
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 59.6	$ 37.6	$ 33.5